Business and Significant Accounting Policies (Schedule Of Effect Of Retrospective Adoption On Individual Financial Statement Line Items In Consolidated Statement Of Income (Loss)) (Detail) (USD $)
In Millions, except Per Share data, unless otherwise specified
	3 Months Ended																12 Months Ended
	Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2010		Sep. 30, 2010		Jun. 30, 2010		Mar. 31, 2010		Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Basis Of Presentation [Line Items]
Underwriting, acquisition and insurance expenses																	$ 425.7	$ 466.0	$ 521.2
Income (loss) before income taxes	8.1		(4.0)		30.7		(96.7)		15.7		33.2		34.3		38.7		(61.9)	121.9	139.1
Provision for income taxes																	20.0	35.2	23.9
Net income (loss)	1.4		(10.8)		21.6		(94.1)		11.3		24.2		27.3		23.9		(81.9)	86.7	115.2
Net income (loss) per common share:
Basic	$ 0.05	[1]	$ (0.39)	[1]	$ 0.79	[1]	$ (3.42)	[1]	$ 0.40	[1]	$ 0.83	[1]	$ 0.91	[1]	$ 0.78	[1]	$ (3.02)	$ 2.93	$ 3.75
Diluted	$ 0.05	[1]	$ (0.39)	[1]	$ 0.78	[1]	$ (3.42)	[1]	$ 0.39	[1]	$ 0.82	[1]	$ 0.90	[1]	$ 0.77	[1]	$ (3.02)	$ 2.90	$ 3.74
As Previously Reported [Member]
Basis Of Presentation [Line Items]
Underwriting, acquisition and insurance expenses																	426.7	472.6	517.9
Income (loss) before income taxes																	(62.9)	115.3	142.4
Provision for income taxes																	19.5	32.7	24.9
Net income (loss)																	(82.4)	82.6	117.5
Net income (loss) per common share:
Basic																	$ (3.03)	$ 2.80	$ 3.82
Diluted																	$ (3.03)	$ 2.76	$ 3.81
As Adjusted [Member]
Basis Of Presentation [Line Items]
Underwriting, acquisition and insurance expenses																	425.7	466.0	521.2
Income (loss) before income taxes																	(61.9)	121.9	139.1
Provision for income taxes																	20.0	35.2	23.9
Net income (loss)																	(81.9)	86.7	115.2
Net income (loss) per common share:
Basic																	$ (3.02)	$ 2.93	$ 3.75
Diluted																	$ (3.02)	$ 2.90	$ 3.74
Effect Of Change [Member]
Basis Of Presentation [Line Items]
Underwriting, acquisition and insurance expenses																	(1.0)	(6.6)	3.3
Income (loss) before income taxes																	1.0	6.6	(3.3)
Provision for income taxes																	0.5	2.5	(1.0)
Net income (loss)																	$ 0.5	$ 4.1	$ (2.3)
Net income (loss) per common share:
Basic																	$ 0.01	$ 0.13	$ (0.07)
Diluted																	$ 0.01	$ 0.14	$ (0.07)

[1]	Basic and diluted net income per common share are computed independently for each quarter and full year based on the respective average number of common shares outstanding; therefore, the sum of the quarterly net income per common share data may not equal the net income per common share for the year.